FAIR-VALUE MEASUREMENT - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FAIR-VALUE MEASUREMENT
Fair value assets transferred from level 1 to level 2	¥ 0	¥ 0
Fair value assets transferred from level 2 to level 1	0	0
Fair value assets transferred into level 3	0	0
Fair value assets transferred out of level 3	0	0
Impairment equity securities	¥ 0	¥ 2,382,000	¥ 0